Average Annual Total Returns			12 Months Ended	22 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	3.56%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			7.43%	9.67%
Performance Inception Date		Feb. 24, 2023
No Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.14%	6.20%
No Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.33%	5.88%
No Class | Bloomberg U.S. High Yield Ba/B 2% Issuer Cap Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.77%	9.55%
No Class | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		8.19%	10.55%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	Effective October 1, 2024, the Fund changed its secondary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg US High Yield Ba/B 2% Issuer Cap Index because the Bloomberg US High Yield Ba/B 2% Issuer Cap Index is considered by the investment adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.